Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 103,519	$ 82,807	$ 292,378	$ 231,042	$ 317,477	$ 239,434
Geographic Distribution, Foreign
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax					$ 103,785	$ 67,911